Segment analysis - Additional Disaggregation of Revenue by End Market (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020		Jul. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Continuing operations	$ 22,792	$ 19,940	[1]	$ 19,729	[1],[2]
USA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Continuing operations	21,478	18,857		18,358
USA | Residential
Disclosure of disaggregation of revenue from contracts with customers [line items]
Continuing operations	11,990	10,087		9,599
USA | Commercial
Disclosure of disaggregation of revenue from contracts with customers [line items]
Continuing operations	6,661	6,116		6,054
USA | Civil/Infrastructure
Disclosure of disaggregation of revenue from contracts with customers [line items]
Continuing operations	1,506	1,315		1,212
USA | Industrial
Disclosure of disaggregation of revenue from contracts with customers [line items]
Continuing operations	1,321	1,339		1,493
Canada and Central Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Continuing operations	$ 1,314	$ 1,083		$ 1,371

[1]	The Group disposed of its shares in Wolseley UK Limited (“UK business”) on January 29, 2021. The UK results have been reclassified to discontinued operations and the prior year comparative results have been restated throughout the consolidated financial statements. See note 6 for further details.
[2]	The Group adopted IFRS 16 “Leases” on August 1, 2019 applying the modified retrospective transition method. As a result, comparatives have not been restated and are shown on an IAS 17 “Leases” basis. See note 1 for further details.